Finance debt	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [text block]

18 Finance debt

Capital management

The main objectives of Equinor's capital management policy are to maintain a strong financial position and to ensure sufficient financial flexibility. One of the key ratios in the assessment of Equinor's financial robustness is the non-GAAP metric net interest-bearing debt adjusted (ND) to capital employed adjusted (CE).

	At 31 December
(in USD million)	2018	2017

Net interest-bearing debt adjusted (ND)	12,246	16,287
Capital employed adjusted (CE)	55,235	56,172

Net debt to capital employed adjusted (ND/CE)	22.2%	29.0%

ND is defined as Equinor's interest bearing financial liabilities less cash and cash equivalents and current financial investments, adjusted for collateral deposits and balances held by Equinor's captive insurance company (amounting to USD 1,261 million and USD 1,014 million for 2018 and 2017, respectively) and balances related to the SDFI (amounting to USD 146 million and USD 164 million for 2018 and 2017, respectively). CE is defined as Equinor's total equity (including non-controlling interests) and ND.

Non-current finance debt
Finance debt measured at amortised cost
	Weighted average interest rates in %1)		Carrying amount in USD millions at 31 December		Fair value in USD millions at 31 December2)
	2018	2017	2018	2017	2018	2017

Unsecured bonds
United States Dollar (USD)	4.14	3.73	13,088	14,953	13,657	16,106
Euro (EUR)	2.10	2.10	8,928	9,347	9,444	10,057
Great Britain Pound (GBP)	6.08	6.08	1,760	1,859	2,532	2,734
Norwegian Kroner (NOK)	4.18	4.18	345	366	388	427

Total			24,121	26,524	26,021	29,325

Unsecured loans
Japanese Yen (JPY)	4.30	4.30	91	89	119	118

Finance lease liabilities			432	478	425	496

Total			523	567	544	614

Total finance debt			24,644	27,090	26,565	29,938
Less current portion			1,380	2,908	1,379	2,924

Non-current finance debt			23,264	24,183	25,186	27,014

  Weighted average interest rates are calculated based on the contractual rates on the loans per currency at 31 December and do not include the effect of swap agreements.
  Fair values are mainly determined from external calculation models based on market observations from various sources, classified at level 2 in the fair value hierarchy. If available, the fair value of the non-current financial liabilities is determined from quoted market prices in an active market, classified at level 1 in the fair value hierarchy.

Unsecured bonds amounting to USD 13,088 million are denominated in USD and unsecured bonds denominated in other currencies amounting to USD 10,062 million are swapped into USD. One bond denominated in EUR amounting to USD 972 million is not swapped. The table does not include the effects of agreements entered into to swap the various currencies into USD. For further information see note 26 Financial instruments: fair value measurement and sensitivity analysis of market risk.

Substantially all unsecured bond and unsecured bank loan agreements contain provisions restricting future pledging of assets to secure borrowings without granting a similar secured status to the existing bondholders and lenders.

In 2018 Equinor issued the following bond:
Issuance date	Amount in USD million	Interest rate in %	Maturity date

5 September 2018	USD 1,000	3.625	September 2028

Out of Equinor's total outstanding unsecured bond portfolio, 38 bond agreements contain provisions allowing Equinor to call the debt prior to its final redemption at par or at certain specified premiums if there are changes to the Norwegian tax laws. The carrying amount of these agreements is USD 23,776 million at the 31 December 2018 closing exchange rate.

For more information about the revolving credit facility, maturity profile for undiscounted cash flows and interest rate risk management, see note 5 Financial risk management.

Non-current finance debt maturity profile
	At 31 December
(in USD million)	2018	2017

Year 2 and 3	4,003	3,521
Year 4 and 5	3,736	3,041
After 5 years	15,525	17,620

Total repayment of non-current finance debt	23,264	24,183

Weighted average maturity (years)	9	9
Weighted average annual interest rate (%)	3.67	3.50

More information regarding finance lease liabilities is provided in note 22 Leases.

Current finance debt
	At 31 December
(in USD million)	2018	2017

Collateral liabilities	213	704
Non-current finance debt due within one year	1,380	2,908
Other including US Commercial paper programme and bank overdraft	870	479

Total current finance debt	2,463	4,091

Weighted average interest rate (%)	1.62	1.65

Collateral liabilities and other current liabilities relate mainly to cash received as security for a portion of Equinor's credit exposure and outstanding amounts on US Commercial paper (CP) programme. Issuance on the CP programme amounted to USD 842 million as of 31 December 2018 and USD 449 million as of 31 December 2017.

Reconciliation of cash flow from financing activities to finance line items in balance sheet

(in USD million)	Non current finance debt	Current finance debt	Financial receivable Collaterals 1)	Additional paid in capital Share based payment/Treasury shares	Non controlling interest	Dividend payable	Total

At 31 December 2017	24,183	4,091	(272)	(191)	24	729	28,564
Transfer to current portion	(1,380)	1,380	-	-	-	-	-
Effect of exchange rate changes	(556)	2	-	-	-	(1)	(555)
Dividend decleared	-	-	-	-	-	3,064	3,064
Scrip dividend	-	-	-	-	-	(338)	(338)
Cash flows provided by (used in) financing activities	998	(2,949)	(331)	(64)	(7)	(2,672)	(5,025)
Other changes	20	(61)	11	59	2	(16)	15

At 31 December 2018	23,264	2,463	(591)	(196)	19	766	25,725

(in USD million)	Non current finance debt	Current finance debt	Financial receivable Collaterals 1)	Additional paid in capital Share based payment/Treasury shares	Non controlling interest	Dividend payable	Total

At 31 December 2016	27,999	3,674	(735)	(212)	27	712	31,465
Transfer to current portion	(2,908)	2,908	-	-	-	-	-
Effect of exchange rate changes	1,302	(13)	-	-	-	(11)	1,278
Dividend decleared	-	-	-	-	-	2,891	2,891
Scrip dividend	-	-	-	-	-	(1,357)	(1,357)
Cash flows provided by (used in) financing activities	(2,250)	(2,472)	464	(62)	(12)	(1,491)	(5,823)
Other changes	40	(5)	(1)	83	9	(15)	110

At 31 December 2017	24,183	4,091	(272)	(191)	24	729	28,564

1) Financial receivables collaterals are in included in trade and other receivables in the balance sheet. See note 15 Trade and other receivables for more information.